Investment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term investments
Trading securities investments		$ 11,341,097
Held-to-maturity investments	7,435,461	16,846,309
Available for sale investments	14,746,551
Total short-term investments	22,182,012	28,187,406
Long-term investments
Held-to-maturity investments	5,157,464	10,480,964
Other long-term investments	4,713,475	3,197,218
Total long-term investments	9,870,939	13,678,182
Total investments	32,052,951	41,865,588
Fixed Income Products
Short-term investments
Trading securities investments		11,341,097
Held-to-maturity investments	7,435,461	16,846,309
Available for sale investments	14,357,845
Long-term investments
Held-to-maturity investments	483,512	10,480,964
Other Products
Short-term investments
Available for sale investments	388,706
Long-term investments
Held-to-maturity investments	4,673,952
Other long-term investments	2,224,999
Private Equity Funds Products
Long-term investments
Other long-term investments	$ 2,488,476	$ 3,197,218